SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 5) - Earning loss Per Share [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Net income (loss) for the period	$ 1,134	$ 2,283	$ 782	$ 2,929
Basic weighted average number of shares outstanding	119,195,457	117,129,947	118,887,538	110,548,661
Effect of dilutive share options, warrants, and RSUs ('000)	4,018,752	3,256,653	4,020,189	3,265,461
Diluted weighted average number of shares outstanding	123,214,209	120,386,601	122,907,727	113,814,123
Basic loss per share	$ 0.01	$ 0.02	$ 0.01	$ 0.03
Diluted loss per share	$ 0.01	$ 0.02	$ 0.01	$ 0.03